Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	SMALLCAP WORLD FUND INC
Entity Central Index Key	0000858744
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2020
Document Effective Date	Jun. 30, 2020
Prospectus Date	Dec. 01, 2019
SMALLCAP WORLD FUND® | Class T | SMALLCAP WORLD FUND INC
Prospectus:
Trading Symbol	TSFFX
SMALLCAP WORLD FUND® | Class 529-T | SMALLCAP WORLD FUND INC
Prospectus:
Trading Symbol	TWSFX
SMALLCAP WORLD FUND® | Class F-3 | SMALLCAP WORLD FUND INC
Prospectus:
Trading Symbol	SFCWX
SMALLCAP WORLD FUND® | Class R-5E | SMALLCAP WORLD FUND INC
Prospectus:
Trading Symbol	RSLDX
SMALLCAP WORLD FUND® | Class R-2E | SMALLCAP WORLD FUND INC
Prospectus:
Trading Symbol	RSEBX
SMALLCAP WORLD FUND® | Class R-6 | SMALLCAP WORLD FUND INC
Prospectus:
Trading Symbol	RLLGX
SMALLCAP WORLD FUND® | Class F-2 | SMALLCAP WORLD FUND INC
Prospectus:
Trading Symbol	SMCFX
SMALLCAP WORLD FUND® | Class 529-F-1 | SMALLCAP WORLD FUND INC
Prospectus:
Trading Symbol	CSPFX
SMALLCAP WORLD FUND® | Class 529-E | SMALLCAP WORLD FUND INC
Prospectus:
Trading Symbol	CSPEX
SMALLCAP WORLD FUND® | Class 529-C | SMALLCAP WORLD FUND INC
Prospectus:
Trading Symbol	CSPCX
SMALLCAP WORLD FUND® | Class 529-A | SMALLCAP WORLD FUND INC
Prospectus:
Trading Symbol	CSPAX
SMALLCAP WORLD FUND® | Class F-1 | SMALLCAP WORLD FUND INC
Prospectus:
Trading Symbol	SCWFX
SMALLCAP WORLD FUND® | Class C | SMALLCAP WORLD FUND INC
Prospectus:
Trading Symbol	SCWCX
SMALLCAP WORLD FUND® | Class R-5 | SMALLCAP WORLD FUND INC
Prospectus:
Trading Symbol	RSLFX
SMALLCAP WORLD FUND® | Class R-4 | SMALLCAP WORLD FUND INC
Prospectus:
Trading Symbol	RSLEX
SMALLCAP WORLD FUND® | Class R-3 | SMALLCAP WORLD FUND INC
Prospectus:
Trading Symbol	RSLCX
SMALLCAP WORLD FUND® | Class R-2 | SMALLCAP WORLD FUND INC
Prospectus:
Trading Symbol	RSLBX
SMALLCAP WORLD FUND® | Class R-1 | SMALLCAP WORLD FUND INC
Prospectus:
Trading Symbol	RSLAX
SMALLCAP WORLD FUND® | Class A | SMALLCAP WORLD FUND INC
Prospectus:
Trading Symbol	SMCWX
NEW PERSPECTIVE FUND® | Class T | NEW PERSPECTIVE FUND
Prospectus:
Trading Symbol	TNPFX
NEW PERSPECTIVE FUND® | Class 529-T | NEW PERSPECTIVE FUND
Prospectus:
Trading Symbol	TPNFX
NEW PERSPECTIVE FUND® | Class F-3 | NEW PERSPECTIVE FUND
Prospectus:
Trading Symbol	FNPFX
NEW PERSPECTIVE FUND® | Class R-5E | NEW PERSPECTIVE FUND
Prospectus:
Trading Symbol	RNPHX
NEW PERSPECTIVE FUND® | Class R-2E | NEW PERSPECTIVE FUND
Prospectus:
Trading Symbol	RPEBX
NEW PERSPECTIVE FUND® | Class R-6 | NEW PERSPECTIVE FUND
Prospectus:
Trading Symbol	RNPGX
NEW PERSPECTIVE FUND® | Class F-2 | NEW PERSPECTIVE FUND
Prospectus:
Trading Symbol	ANWFX
NEW PERSPECTIVE FUND® | Class 529-F-1 | NEW PERSPECTIVE FUND
Prospectus:
Trading Symbol	CNPFX
NEW PERSPECTIVE FUND® | Class 529-E | NEW PERSPECTIVE FUND
Prospectus:
Trading Symbol	CNPEX
NEW PERSPECTIVE FUND® | Class 529-C | NEW PERSPECTIVE FUND
Prospectus:
Trading Symbol	CNPCX
NEW PERSPECTIVE FUND® | Class 529-A | NEW PERSPECTIVE FUND
Prospectus:
Trading Symbol	CNPAX
NEW PERSPECTIVE FUND® | Class F-1 | NEW PERSPECTIVE FUND
Prospectus:
Trading Symbol	NPFFX
NEW PERSPECTIVE FUND® | Class C | NEW PERSPECTIVE FUND
Prospectus:
Trading Symbol	NPFCX
NEW PERSPECTIVE FUND® | Class R-5 | NEW PERSPECTIVE FUND
Prospectus:
Trading Symbol	RNPFX
NEW PERSPECTIVE FUND® | Class R-4 | NEW PERSPECTIVE FUND
Prospectus:
Trading Symbol	RNPEX
NEW PERSPECTIVE FUND® | Class R-3 | NEW PERSPECTIVE FUND
Prospectus:
Trading Symbol	RNPCX
NEW PERSPECTIVE FUND® | Class R-2 | NEW PERSPECTIVE FUND
Prospectus:
Trading Symbol	RNPBX
NEW PERSPECTIVE FUND® | Class R-1 | NEW PERSPECTIVE FUND
Prospectus:
Trading Symbol	RNPAX
NEW PERSPECTIVE FUND® | Class A | NEW PERSPECTIVE FUND
Prospectus:
Trading Symbol	ANWPX
AMERICAN HIGH INCOME TRUST® | Class T | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	TAHIX
AMERICAN HIGH INCOME TRUST® | Class 529-T | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	TAIHX
AMERICAN HIGH INCOME TRUST® | Class F-3 | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	HIGFX
AMERICAN HIGH INCOME TRUST® | Class R-5E | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	RITHX
AMERICAN HIGH INCOME TRUST® | Class R-2E | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	RTEHX
AMERICAN HIGH INCOME TRUST® | Class R-6 | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	RITGX
AMERICAN HIGH INCOME TRUST® | Class F-2 | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	AHIFX
AMERICAN HIGH INCOME TRUST® | Class 529-F-1 | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	CITFX
AMERICAN HIGH INCOME TRUST® | Class 529-E | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	CITEX
AMERICAN HIGH INCOME TRUST® | Class 529-C | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	CITCX
AMERICAN HIGH INCOME TRUST® | Class 529-A | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	CITAX
AMERICAN HIGH INCOME TRUST® | Class F-1 | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	AHTFX
AMERICAN HIGH INCOME TRUST® | Class C | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	AHTCX
AMERICAN HIGH INCOME TRUST® | Class R-5 | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	RITFX
AMERICAN HIGH INCOME TRUST® | Class R-4 | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	RITEX
AMERICAN HIGH INCOME TRUST® | Class R-3 | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	RITCX
AMERICAN HIGH INCOME TRUST® | Class R-2 | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	RITBX
AMERICAN HIGH INCOME TRUST® | Class R-1 | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	RITAX
AMERICAN HIGH INCOME TRUST® | Class A | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	AHITX
American Funds U.S. Government Money Market Fund SM | Class ABLE-A | American Funds U.S. Government Money Market Fund
Prospectus:
Trading Symbol	AAZXX
American Funds U.S. Government Money Market Fund SM | Class T | American Funds U.S. Government Money Market Fund
Prospectus:
Trading Symbol	TTMXX
American Funds U.S. Government Money Market Fund SM | Class 529-T | American Funds U.S. Government Money Market Fund
Prospectus:
Trading Symbol	TSIXX
American Funds U.S. Government Money Market Fund SM | Class F-3 | American Funds U.S. Government Money Market Fund
Prospectus:
Trading Symbol	USGXX
American Funds U.S. Government Money Market Fund SM | Class R-5E | American Funds U.S. Government Money Market Fund
Prospectus:
Trading Symbol	RAGXX
American Funds U.S. Government Money Market Fund SM | Class R-2E | American Funds U.S. Government Money Market Fund
Prospectus:
Trading Symbol	RBEXX
American Funds U.S. Government Money Market Fund SM | Class 529-E | American Funds U.S. Government Money Market Fund
Prospectus:
Trading Symbol	EAFXX
American Funds U.S. Government Money Market Fund SM | Class 529-C | American Funds U.S. Government Money Market Fund
Prospectus:
Trading Symbol	CCFXX
American Funds U.S. Government Money Market Fund SM | Class 529-A | American Funds U.S. Government Money Market Fund
Prospectus:
Trading Symbol	AAFXX
American Funds U.S. Government Money Market Fund SM | Class F-2 | American Funds U.S. Government Money Market Fund
Prospectus:
Trading Symbol	AFGXX
American Funds U.S. Government Money Market Fund SM | Class F-1 | American Funds U.S. Government Money Market Fund
Prospectus:
Trading Symbol	AFFXX
American Funds U.S. Government Money Market Fund SM | Class C | American Funds U.S. Government Money Market Fund
Prospectus:
Trading Symbol	AFCXX
American Funds U.S. Government Money Market Fund SM | Class R-6 | American Funds U.S. Government Money Market Fund
Prospectus:
Trading Symbol	RAFXX
American Funds U.S. Government Money Market Fund SM | Class R-5 | American Funds U.S. Government Money Market Fund
Prospectus:
Trading Symbol	RAEXX
American Funds U.S. Government Money Market Fund SM | Class R-4 | American Funds U.S. Government Money Market Fund
Prospectus:
Trading Symbol	RADXX
American Funds U.S. Government Money Market Fund SM | Class R-3 | American Funds U.S. Government Money Market Fund
Prospectus:
Trading Symbol	RACXX
American Funds U.S. Government Money Market Fund SM | Class R-2 | American Funds U.S. Government Money Market Fund
Prospectus:
Trading Symbol	RABXX
American Funds U.S. Government Money Market Fund SM | Class R-1 | American Funds U.S. Government Money Market Fund
Prospectus:
Trading Symbol	RAAXX
American Funds U.S. Government Money Market Fund SM | Class 529-F-1 | American Funds U.S. Government Money Market Fund
Prospectus:
Trading Symbol	FARXX
American Funds U.S. Government Money Market Fund SM | Class A | American Funds U.S. Government Money Market Fund
Prospectus:
Trading Symbol	AFAXX